Summary of Significant Accounting Policies - Revenue recognition - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Net revenues	¥ 1,834,422	$ 277,107	¥ 1,284,863	¥ 1,146,612
Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	1,820,802		1,280,243	1,135,811
Revenues recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	13,620		4,620	10,801
Wealth management
Disaggregation of Revenue [Line Items]
Net revenues	1,720,500	259,898	1,183,468	1,062,420
Wealth management | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	1,720,500		1,183,468	1,062,420
Insurance brokerage
Disaggregation of Revenue [Line Items]
Net revenues	75,052	11,337	90,966	71,969
Insurance brokerage | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	75,052		90,966	71,969
Assets management
Disaggregation of Revenue [Line Items]
Net revenues	14,942	2,257	4,620	12,223
Assets management | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	1,322			1,422
Assets management | Revenues recognized over time
Disaggregation of Revenue [Line Items]
Net revenues	13,620		4,620	¥ 10,801
Others
Disaggregation of Revenue [Line Items]
Net revenues	23,928	$ 3,615	5,809
Others | Revenues recognized at a point in time
Disaggregation of Revenue [Line Items]
Net revenues	¥ 23,928		¥ 5,809